Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2010 ENSCO 60 [Member]	Dec. 31, 2010 ENSCO 60 [Member]	Apr. 30, 2010 ENSCO 57 [Member]	Dec. 31, 2010 ENSCO 57 [Member]	Dec. 31, 2009 ENSCO 57 [Member]	Mar. 31, 2010 ENSCO 50 And ENSCO 51 [Member]	Dec. 31, 2010 ENSCO 50 And ENSCO 51 [Member]	Dec. 31, 2009 ENSCO 50 And ENSCO 51 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of rig	$ 1.5	$ 2.6	$ 4.7	$ 25.7		$ 47.1			$ 94.7
Pre-tax gain (loss) on sale of rig					5.7		17.9			33.9
Net book value and inventory and other assets					20.0	29.2			60.8
Deposit received from sale of rig								$ 4.7			$ 4.7